UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Leslie Manna

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 - April 30, 2010

Item 1.   Reports to Stockholders.

SEMI-ANNUAL REPORT

APRIL 30‰2010

OAK ASSOCIATES FUNDS

OVER 25 YEARS OF GROWTH INVESTING

White Oak Select Growth

Pin Oak Equity

Rock Oak Core Growth

River Oak Discovery

Red Oak Technology Select

Black Oak Emerging Technology

Live Oak Health Sciences

Shareholder Letter

June 16, 2010

Dear Fellow Shareholder:

During the summer of 2009, as the market recovered from its lows, there were many skeptics. These skeptics wondered if the economy was really recovering and if the market rally was a head fake. With the benefit of hindsight, we know that the economy was indeed recovering and that the market would continue to rally.

Today, the skeptics again are out in force, but the lament is a different, though familiar, one: a double-dip. This fear early in a recovery that GDP growth is poised to decline is common, even though such an event is rare. Why is it so common? One explanation is that each cycle has unique characteristics that make it feel different than previous ones. Another possibility is that economic data never shows improvement in a perfectly linear fashion, so when there is a setback, investors get worried. We believe that is what is happening right now and that it explains the recent market correction. There have been some disappointing economic reports, which, when combined with the perception that this recovery is dependent on government stimulus, have led many to conclude that a slowdown is imminent. Despite some worrisome issues (increasing regulation, fiscal deficits at the federal and state level, lack of employment growth), we don’t share this bearish economic view. Given historical precedent, the upward sloping yield curve(1) which is auguring economic strength, not weakness), and our belief that people tend to underestimate the self-reinforcing nature of a recovery, we believe the possibility of a double-dip is lower than what investors seem to be pricing into the market. As a result, and because they are still trading at attractive valuations, we have maintained a healthy exposure to cyclical companies in our portfolios. That said, we remain long-term investors, focusing on compelling businesses that will prosper through an entire cycle.

Turning from the macro to the micro, corporate America is prospering. Profitability bodes well for the long-term. Balance sheets and cash flow(2) production are strong. The latter is the fundamental driver of enterprise value, and the low multiple that investors are putting on these cash flows is an indication that they don’t believe it is sustainable. Such skepticism is generally a positive, as it keeps expectations in check.

As a firm, we continue to adhere to a long-term investment approach, constructing portfolios that are concentrated in our best ideas. We believe this increasingly rare combination drives outperformance and gives investors the best chance to grow wealth over time.

Thank you for your investment with Oak Associates Funds.

Best regards,

Mark Oelschlager, CFA
Portfolio Manager

(1)	Yield Curve – A line that plots the interest rates, at a set point in time of bonds having equal credit quality, but differing maturity dates.

(2)

Cash Flows – A revenue or expense stream that changes a cash account over a specific period. The Price/Cash Flow ratio or P/CF, is a ratio used to compare a company’s market value to its cash flow. In theory, the lower a stock’s Price/Cash Flow Ratio is, the better value that stock is.

The value of the Funds’ investments will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Semi-Annual Report | April 30, 2010 (Unaudited)	1

White Oak Select Growth Fund	Performance Update

All data below as of April 30, 2010 (Unaudited)

Fund Data		Top 10 Holdings^
Ticker Symbol	WOGSX	1. Amazon.com, Inc.	6.82%
Share Price	$35.45	2. ACE, Ltd.	5.53%
Total Net Assets	$332M	3. The Charles Schwab Corp.	5.29%
Portfolio Turnover	6%	4. Salesforce.com, Inc.	5.24%
2010 Distributions	None	5. Cisco Systems, Inc.	5.14%
		6. Baker Hughes, Inc.	5.13%
Industry Weightings^		7. Google, Inc. - Class A	5.07%
Information Technology	48.5%	8. Cognizant Technology Solutions Corp. - Class A	4.95%
Health Care	19.5%	9. International Business Machines Corp.	4.67%
Financials	10.8%	10. Teva Pharmaceutical Industries, Ltd. ADR	4.58%
Energy	9.5%
Consumer Discretionary	6.8%
Telecommunication Services	1.4%
Repurchase Agreement	0.4%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return

	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date

White Oak Select Growth Fund	34.94%	0.04%	4.24%	-6.73%	7.55%	*

S&P 500 Total Return Index	38.84%	-5.05%	2.63%	-0.19%	8.06%	*

Lipper Large-Cap Growth Funds Average	34.87%	-2.63%	3.37%	-2.51%	7.05%	**

* Since 08/03/1992    ** Since 07/31/1992

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

Lipper Inc. is the source and owner of the Lipper Classification data. See Page 9 for additional disclosure. Standard & Poor’s is the source and owner of the S&P Index data. See Page 9 for additional disclosure.

2	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Performance Update

All data below as of April 30, 2010 (Unaudited)

Fund Data		Top 10 Holdings^
Ticker Symbol	POGSX	1. The Shaw Group, Inc.	4.77%
Share Price	$26.98	2. Amdocs, Ltd.	4.77%
Total Net Assets	$132M	3. Garmin, Ltd.	4.12%
Portfolio Turnover	21%	4. DISH Network Corp. - Class A	3.88%
2010 Distributions	None	5. The Charles Schwab Corp.	3.80%
		6. The Western Union Co.	3.65%
Industry Weightings^		7. Fair Isaac Corp.	3.59%
Information Technology	38.5%	8. Jacobs Engineering Group, Inc.	3.55%
Consumer Discretionary	22.5%	9. Amazon.com, Inc.	3.53%
Industrials	14.2%	10. eBay, Inc.	3.48%
Energy	11.8%
Financials	7.9%
Utilities	2.9%
Health Care	2.2%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return

	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date

Pin Oak Equity Fund	53.56%	3.72%	7.61%	-8.55%	5.97%	*

S&P 500 Total Return Index	38.84%	-5.05%	2.63%	-0.19%	8.06%	*

Lipper Multi-Cap Growth Funds Average	39.42%	-2.76%	4.81%	-1.64%	8.34%	**

* Since 08/03/1992    ** Since 07/31/1992

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

Lipper Inc. is the source and owner of the Lipper Classification data. See Page 9 for additional disclosure. Standard & Poor’s is the source and owner of the S&P Index data. See Page 9 for additional disclosure.

Semi-Annual Report | April 30, 2010 (Unaudited)	3

Rock Oak Core Growth Fund	Performance Update

All data below as of April 30, 2010 (Unaudited)

Fund Data		Top 10 Holdings^
Ticker Symbol	RCKSX	1. Cognizant Technology Solutions Corp. - Class A	5.00%
Share Price	$10.35	2. Salesforce.com, Inc.	4.84%
Total Net Assets	$6M	3. Baidu, Inc.	4.33%
Portfolio Turnover	30%	4. Weatherford International, Ltd.	4.18%
2010 Distributions	None	5. Archer Daniels Midland Co.	3.85%
		6. Teva Pharmaceutical Industries, Ltd. ADR	3.78%
Industry Weightings^		7. Broadcom Corp. - Class A	3.63%
Information Technology	38.3%	8. CME Group, Inc.	3.61%
Health Care	16.3%	9. Mastercard, Inc. - Class A	3.60%
Consumer Discretionary	11.2%	10. Dolby Laboratories, Inc. - Class A	3.56%
Industrials	9.1%
Energy	8.5%
Financials	8.0%
Consumer Staples	3.8%
Materials	3.5%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return

	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date*

Rock Oak Core Growth Fund	36.36%	-1.62%	3.45%	–	1.49%

S&P 500 Total Return Index	38.84%	-5.05%	2.63%	–	1.68%

Lipper Multi-Cap Growth Funds Average	39.42%	-2.76%	4.81%	–	2.90%

* Since 12/31/2004

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

Lipper Inc. is the source and owner of the Lipper Classification data. See Page 9 for additional disclosure. Standard & Poor’s is the source and owner of the S&P Index data. See Page 9 for additional disclosure.

4	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Performance Update

All data below as of April 30, 2010 (Unaudited)

Fund Data		Top 10 Holdings^
Ticker Symbol	RIVSX	1. Asialnfo Holdings, Inc.	5.19%
Share Price	$12.50	2. MercadoLibre, Inc.	4.10%
Total Net Assets	$10M	3. Oceaneering International, Inc.	3.83%
Portfolio Turnover	25%	4. EMCOR Group, Inc.	3.54%
2010 Distributions	None	5. Coinstar, Inc.	3.52%
		6. Factset Research Systems, Inc.	3.45%
Industry Weightings^		7. F5 Networks, Inc.	3.32%
Information Technology	34.0%	8. Itron, Inc.	3.24%
Consumer Discretionary	18.8%	9. WMS Industries, Inc.	3.23%
Industrials	14.8%	10. CARBO Ceramics, Inc.	3.21%
Energy	9.9%
Health Care	7.2%
Consumer Staples	3.1%
Materials	2.1%
Financials	2.0%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return

	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date*

River Oak Discovery Fund	43.19%	2.11%	–	–	5.36%

Russell 2000 Growth Index	45.21%	-1.93%	–	–	4.13%

Lipper Small-Cap Growth Funds Average	46.22%	-3.13%	–	–	3.00%

* Since 06/30/2005

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

Lipper Inc. is the source and owner of the Lipper Classification data. See Page 9 for additional disclosure. Russell Investments is the source and owner of the Russell Index data. See Page 9 for additional disclosure.

Semi-Annual Report | April 30, 2010 (Unaudited)	5

Red Oak Technology Select Fund	Performance Update

All data below as of April 30, 2010 (Unaudited)

Fund Data		Top 10 Holdings^
Ticker Symbol	ROGSX	1. Accenture PLC - Class A	5.38%
Share Price	$8.30	2. Western Digital Corp.	5.14%
Total Net Assets	$68M	3. Akamai Technologies, Inc.	4.94%
Portfolio Turnover	20%	4. Amazon.com, Inc.	4.79%
2010 Distributions	None	5. Google, Inc. - Class A	4.77%
		6. International Business Machines Corp.	4.32%
Industry Weightings^		7. Computer Sciences Corp.	4.22%
Information Technology	87.0%	8. Check Point Software Technologies	4.17%
Consumer Discretionary	6.7%	9. Xilinx, Inc.	4.11%
Industrials	3.7%	10. Apple, Inc.	4.01%
Telecommunication Services	2.6%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return

	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date*

Red Oak Technology Select Fund	49.28%	2.31%	6.81%	-12.39%	-1.63%

NASDAQ 100 Index	44.44%	2.93%	7.66%	-5.82%	1.07%

Lipper Science & Technology Average	44.92%	0.50%	6.45%	-7.50%	1.46%

* Since 12/31/1998

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

Lipper Inc. is the source and owner of the Lipper Classification data. See Page 9 for additional disclosure. NASDAQ is the source and owner of the NASDAQ Index data. See Page 9 for additional disclosure.

6	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Performance Update

All data below as of April 30, 2010 (Unaudited)

Fund Data		Top 10 Holdings^
Ticker Symbol	BOGSX	1. Cognizant Technology Solutions Corp. - Class A	6.57%
Share Price	$2.64	2. MercadoLibre, Inc.	6.17%
Total Net Assets	$29M	3. Apple, Inc.	6.08%
Portfolio Turnover	11%	4. Salesforce.com, Inc.	5.21%
2010 Distributions	None	5. AsiaInfo Holdings, Inc.	5.06%
		6. Illumina, Inc.	4.95%
		7. F5 Networks, Inc.	4.76%
Industry Weightings^		8. Dolby Laboratories, Inc. - Class A	4.55%
Information Technology	80.9%	9. Itron, Inc.	4.31%
Health Care	8.4%	10. Qualcomm, Inc.	4.22%
Consumer Discretionary	7.6%
Industrials	3.2%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return

	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date*

Black Oak Emerging Technology Fund	45.86%	3.96%	6.25%	–	-13.30%	*

NASDAQ 100 Index	44.44%	2.93%	7.66%	–	-1.31%	*

Lipper Global Science & Technology Average	49.73%	1.98%	8.39%	–	-2.80%	**

* Since 12/29/2000    **Since 12/31/2000

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

Lipper Inc. is the source and owner of the Lipper Classification data. See Page 9 for additional disclosure. NASDAQ is the source and owner of the NASDAQ Index data. See Page 9 for additional disclosure.

Semi-Annual Report | April 30, 2010 (Unaudited)	7

Live Oak Health Sciences Fund	Performance Update

All data below as of April 30, 2010 (Unaudited)

Fund Data		Top 10 Holdings^
Ticker Symbol	LOGSX	1. AmerisourceBergen Corp.	6.65%
Share Price	$12.41	2. Amgen, Inc.	4.86%
Total Net Assets	$20M	3. Waters Corp.	4.72%
Portfolio Turnover	14%	4. Teva Pharmaceutical Industries, Ltd. ADR	4.00%
2010 Distributions	None	5. PharMerica Corp.	3.93%
		6. Johnson & Johnson	3.92%
Industry Weightings^		7. Biogen Idec, Inc.	3.92%
Pharmaceuticals	40.4%	8. Novartis AG ADR	3.82%
Health Care Providers & Services	29.6%	9. Sanofi-Aventis SA ADR	3.78%
Biotechnology	10.5%	10. GlaxoSmithKline PLC ADR	3.78%
Life Sciences Tools & Services	7.4%
Health Care Equipment & Supplies	7.1%
Repurchase Agreement	5.2%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return

	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date

Live Oak Health Sciences Fund	39.59%	2.25%	4.23%	–	2.86%	*

S&P 500 Healthcare Index	30.34%	-3.12%	1.86%	–	1.24%	*

Lipper Health & Biotechnology Average	38.16%	0.35%	4.89%	–	2.88%	**

* Since 06/29/2001    ** Since 06/30/2001

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

Lipper Inc. is the source and owner of the Lipper Classification data. See Page 9 for additional disclosure. Standard & Poor’s is the source and owner of the S&P Index data. See Page 9 for additional disclosure.

8	1-888-462-5386 | www.oakfunds.com

Important Disclosures

As of April 30, 2010 (Unaudited)

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

NASDAQ 100 Index – The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization.

Russell 2000 Growth Index – The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500 Healthcare Index – Is a capitalization-weighted index that encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health-care services, and owners and operators of health care facilities and organizations. The second group consists of companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

S&P 500 Index – The S&P 500 Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

LIPPER GLOBAL SCIENCE & TECHNOLOGY FUNDS – Funds that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology.

LIPPER HEALTH/BIOTECHNOLOGY FUNDS – Funds that invest primarily in the equity securities of domestic companies engaged in healthcare, medicine, and biotechnology.

LIPPER LARGE-CAP GROWTH FUNDS – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

LIPPER MULTI-CAP GROWTH FUNDS – Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index.

LIPPER SCIENCE & TECHNOLOGY FUNDS – Funds that invest primarily in the equity securities of domestic companies engaged in science and technology.

LIPPER SMALL-CAP GROWTH FUNDS – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Semi-Annual Report | April 30, 2010 (Unaudited)	9

Important Disclosures

As of April 30, 2010 (Unaudited)

Index Definitions and Disclosures (continued)

Lipper Inc. is the source and owner of the Lipper Classification data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Lipper Inc. is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

NASDAQ is the source and owner of the NASDAQ Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. NASDAQ is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

Russell Investments is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

Standard & Poor’s is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

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Disclosure of Fund Expenses

As of April 30, 2010 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Semi-Annual Report | April 30, 2010 (Unaudited)	11

Disclosure of Fund Expenses

As of April 30, 2010 (Unaudited)

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratios	Expenses Paid During the Period(a)
White Oak Select Growth Fund
Actual Return	$ 1,000.00	$ 1,127.50	1.25%	$ 6.59
Hypothetical 5% Return	$ 1,000.00	$ 1,018.60	1.25%	$ 6.26
Pin Oak Equity Fund
Actual Return	$ 1,000.00	$ 1,187.10	1.25%	$ 6.78
Hypothetical 5% Return	$ 1,000.00	$ 1,018.60	1.25%	$ 6.26
Rock Oak Core Growth Fund
Actual Return	$ 1,000.00	$ 1,138.60	1.25%	$ 6.63
Hypothetical 5% Return	$ 1,000.00	$ 1,018.60	1.25%	$ 6.26
River Oak Discovery Fund
Actual Return	$ 1,000.00	$ 1,140.50	1.35%	$ 7.16
Hypothetical 5% Return	$ 1,000.00	$ 1,018.10	1.35%	$ 6.76
Red Oak Technology Select Fund
Actual Return	$ 1,000.00	$ 1,179.00	1.35%	$ 7.29
Hypothetical 5% Return	$ 1,000.00	$ 1,018.10	1.35%	$ 6.76
Black Oak Emerging Technology Fund
Actual Return	$ 1,000.00	$ 1,205.50	1.35%	$ 7.38
Hypothetical 5% Return	$ 1,000.00	$ 1,018.10	1.35%	$ 6.76
Live Oak Health Sciences Fund
Actual Return	$ 1,000.00	$ 1,166.20	1.35%	$ 7.25
Hypothetical 5% Return	$ 1,000.00	$ 1,018.10	1.35%	$ 6.76

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12	1-888-462-5386 | www.oakfunds.com

White Oak Select Growth Fund	Statement of Investments

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.5%)
CONSUMER DISCRETIONARY (6.8%)
Internet & Catalog Retail (6.8%)
Amazon.com, Inc.(a)	165,000	$ 22,614,900

ENERGY (9.5%)
Energy Equipment & Services (9.5%)
Baker Hughes, Inc.	342,000	17,017,920
Transocean, Ltd.(a)	200,000	14,490,000

		31,507,920

FINANCIALS (10.8%)
Capital Markets (5.3%)
The Charles Schwab Corp.	910,000	17,553,900

Insurance (5.5%)
ACE, Ltd.	345,000	18,350,550

HEALTH CARE (19.5%)
Biotechnology (4.3%)
Amgen, Inc.(a)	245,000	14,053,200

Health Care Equipment & Supplies (4.4%)
Stryker Corp.	255,000	14,647,200

Health Care Providers & Services (6.2%)
Express Scripts, Inc.(a)	70,000	7,009,100
UnitedHealth Group, Inc.	450,000	13,639,500

		20,648,600

Pharmaceuticals (4.6%)
Teva Pharmaceutical Industries, Ltd. ADR	258,600	15,187,578

INFORMATION TECHNOLOGY (48.5%)
Communications Equipment (12.4%)
Cisco Systems, Inc.(a)	633,000	17,040,360
Juniper Networks, Inc.(a)	410,000	11,648,100
Qualcomm, Inc.	320,000	12,396,800

		41,085,260

Computers & Peripherals (4.7%)
International Business Machines Corp.	120,000	15,480,000

Internet Software & Services (13.0%)
eBay, Inc.(a)	612,000	14,571,720
Google, Inc. - Class A(a)	32,000	16,814,080
Yahoo!, Inc.(a)	705,000	11,653,650

		43,039,450

Semi-Annual Report | April 30, 2010 (Unaudited)	13

Statement of Investments	White Oak Select Growth Fund

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

IT Services (4.9%)
Cognizant Technology Solutions Corp. - Class A(a)	321,000	$ 16,428,780

Semiconductors & Semiconductor Equipment (8.3%)
Broadcom Corp. - Class A	400,000	13,796,000
KLA-Tencor Corp.	405,000	13,794,300

		27,590,300

Software (5.2%)
Salesforce.com, Inc.(a)	203,000	17,376,800

TELECOMMUNICATION SERVICES (1.4%)
Wireless Telecommunication Services (1.4%)
Sprint Nextel Corp.(a)	1,121,000	4,764,250

TOTAL COMMON STOCKS (Cost $233,506,596)		320,328,688

	Principal Amount

REPURCHASE AGREEMENTS (0.4%)
Tri-Party Repurchase Agreement with Morgan Stanley Co., 0.080%, dated 04/30/10 and maturing 05/03/10 with a repurchase amount of $1,211,855, collateralized by U.S. Government & Agency Securities with a collateral value of $1,236,086.	$1,211,847	1,211,847

TOTAL REPURCHASE AGREEMENTS (Cost $1,211,847)		1,211,847

TOTAL INVESTMENTS - (96.9%) (Cost $234,718,443)		$ 321,540,535

Other assets and liabilities, net - (3.1%)		10,242,089

NET ASSETS - (100.0%)		$ 331,782,624

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt

Ltd. - Limited

14	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Statement of Investments

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (100.0%)
CONSUMER DISCRETIONARY (22.5%)
Hotels, Restaurants & Leisure (2.8%)
Interval Leisure Group, Inc.(a)	249,222	$ 3,685,993

Household Durables (4.1%)
Garmin, Ltd.	145,400	5,435,052

Internet & Catalog Retail (8.5%)
Amazon.com, Inc.(a)	34,000	4,660,040
Blue Nile, Inc.(a)	41,718	2,252,355
HSN, Inc.(a)	141,082	4,250,801

		11,163,196

Media (6.7%)
DISH Network Corp. - Class A	231,000	5,116,650
Gannett Co., Inc.	112,000	1,906,240
Live Nation Entertainment, Inc.(a)	116,000	1,820,040

		8,842,930

Specialty Retail (0.4%)
Ann Taylor Stores Corp.(a)	27,300	592,410

ENERGY (11.8%)
Energy Equipment & Services (7.2%)
Ensco PLC ADR	58,000	2,736,440
Hercules Offshore, Inc.(a)	140,000	554,400
Nabors Industries, Ltd.(a)	205,000	4,421,850
Pioneer Drilling Co.(a)	251,022	1,842,501

		9,555,191

Oil, Gas & Consumable Fuels (4.6%)
Noble Corp. (a)	87,832	3,468,486
The Williams Cos., Inc.	108,500	2,561,685

		6,030,171

FINANCIALS (7.9%)
Capital Markets (4.7%)
The Charles Schwab Corp.	260,000	5,015,400
Morgan Stanley	42,000	1,269,240

		6,284,640

Insurance (3.2%)
The Travelers Cos., Inc.	82,900	4,206,346

Semi-Annual Report | April 30, 2010 (Unaudited)	15

Statement of Investments	Pin Oak Equity Fund

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

HEALTH CARE (2.2%)
Biotechnology (2.2%)
Biogen Idec, Inc.(a)	54,000	$ 2,875,500

INDUSTRIALS (14.2%)
Aerospace & Defense (2.7%)
Lockheed Martin Corp.	42,000	3,565,380

Construction & Engineering (11.5%)
Jacobs Engineering Group, Inc.(a)	97,101	4,682,210
KBR, Inc.	189,700	4,188,576
The Shaw Group, Inc.(a)	164,400	6,293,232

		15,164,018

INFORMATION TECHNOLOGY (38.5%)
Electronic Equipment & Instruments (2.4%)
Jabil Circuit, Inc.	201,000	3,079,320

Internet Software & Services (10.8%)
eBay, Inc.(a)	193,000	4,595,330
Google, Inc. - Class A(a)	8,130	4,271,827
IAC/InterActive Corp.(a)	155,756	3,492,050
Yahoo!, Inc.(a)	116,000	1,917,480

		14,276,687

IT Services (10.9%)
Amdocs, Ltd.(a)	196,972	6,291,286
Paychex, Inc.	105,949	3,242,039
The Western Union Co.	264,000	4,818,000

		14,351,325

Semiconductors & Semiconductor Equipment (6.7%)
ASM International N.V.(a)	8,065	209,771
Broadcom Corp. - Class A	55,500	1,914,195
KLA-Tencor Corp.	66,700	2,271,802
Xilinx, Inc.	174,000	4,485,720

		8,881,488

Software (7.7%)
BMC Software, Inc.(a)	96,000	3,778,560
Fair Isaac Corp.	225,022	4,738,963
Microsoft Corp.	55,000	1,679,700

		10,197,223

UTILITIES (2.9%)
Electric Utilities (2.9%)
Edison International	112,000	3,849,440

16	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Statement of Investments

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

TOTAL COMMON STOCKS (Cost $103,669,639)		$ 132,036,310

TOTAL INVESTMENTS - (100.0%) (Cost $103,669,639)		$ 132,036,310

Other assets and liabilities, net - (-0.0%)(b)		(46,987)

NET ASSETS - (100.0%)		$ 131,989,323

(a)	Non-income producing security.

(b)	Less Than 0.01%

Common Abbreviations:

ADR - American Depositary Receipt

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

Semi-Annual Report | April 30, 2010 (Unaudited)	17

Statement of Investments	Rock Oak Core Growth Fund

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.7%)
CONSUMER DISCRETIONARY (11.2%)
Hotels, Restaurants & Leisure (5.7%)
Ctrip.com International, Ltd. ADR(a)	6,000	$ 219,120
International Game Technology	6,700	141,236

		360,356

Internet & Catalog Retail (3.4%)
Amazon.com, Inc.(a)	1,600	219,296

Media (2.1%)
DISH Network Corp. - Class A	5,900	130,685

CONSUMER STAPLES (3.8%)
Food Products (3.8%)
Archer Daniels Midland Co.	8,775	245,174

ENERGY (8.5%)
Energy Equipment & Services (8.5%)
National Oilwell Varco, Inc.	2,900	127,687
Transocean, Ltd.(a)	2,000	144,900
Weatherford International, Ltd.(a)	14,700	266,217

		538,804

FINANCIALS (8.0%)
Capital Markets (2.0%)
Legg Mason, Inc.	4,000	126,760

Consumer Finance (2.4%)
American Express Co.	3,300	152,196

Diversified Financial Services (3.6%)
CME Group, Inc.	700	229,887

HEALTH CARE (16.3%)
Biotechnology (5.1%)
Genzyme Corp.(a)	3,150	167,706
Gilead Sciences, Inc.(a)	4,000	158,680

		326,386

Health Care Equipment & Supplies (2.2%)
Baxter International, Inc.	1,400	66,108
Intuitive Surgical, Inc.(a)	200	72,112

		138,220

Health Care Providers & Services (2.9%)
McKesson Corp.	2,900	187,949

18	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	Statement of Investments

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

Health Care Technology (2.3%)
Cerner Corp.(a)	1,700	$ 144,347

Pharmaceuticals (3.8%)
Teva Pharmaceutical Industries, Ltd. ADR	4,100	240,793

INDUSTRIALS (9.1%)
Aerospace & Defense (2.9%)
ITT Corp.	3,300	183,381

Air Freight & Logistics (3.2%)
Expeditors International of Washington, Inc.	5,100	207,774

Construction & Engineering (2.8%)
Jacobs Engineering Group, Inc.(a)	3,700	178,414

Electrical Equipment (0.2%)
Rockwell Automation, Inc.	200	12,144

INFORMATION TECHNOLOGY (38.3%)
Communications Equipment (5.8%)
Juniper Networks, Inc.(a)	7,300	207,393
Qualcomm, Inc.	4,100	158,834

		366,227

Electronic Equipment & Instruments (6.2%)
Corning, Inc.	8,600	165,550
Dolby Laboratories, Inc. - Class A(a)	3,300	226,776

		392,326

Internet Software & Services (9.3%)
Baidu, Inc. ADR(a)	400	275,720
eBay, Inc.(a)	7,200	171,432
Yahoo!, Inc.(a)	8,900	147,117

		594,269

IT Services (8.6%)
Cognizant Technology Solutions Corp. - Class A(a)	6,225	318,595
Mastercard, Inc. - Class A	925	229,437

		548,032

Semiconductors & Semiconductor Equipment (3.6%)
Broadcom Corp. - Class A	6,700	231,083

Software (4.8%)
Salesforce.com, Inc.(a)	3,600	308,160

Semi-Annual Report | April 30, 2010 (Unaudited)	19

Statement of Investments	Rock Oak Core Growth Fund

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

MATERIALS (3.5%)
Chemicals (2.7%)
Sociedad Quimica y Minera de Chile SA ADR	4,800	$ 172,800

Metals & Mining (0.8%)
Nucor Corp.	1,100	49,852

TOTAL COMMON STOCKS (Cost $5,171,435)		6,285,315

TOTAL INVESTMENTS - (98.7%) (Cost $5,171,435)		$ 6,285,315

Other assets and liabilities, net - (1.3%)		83,053

NET ASSETS - (100.0%)		$ 6,368,368

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt

Ltd. - Limited

20	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Statement of Investments

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (91.9%)
CONSUMER DISCRETIONARY (18.8%)
Diversified Consumer Services (3.5%)
Coinstar, Inc.(a)	7,600	$ 337,136

Hotels, Restaurants & Leisure (5.9%)
Chipotle Mexican Grill, Inc.(a)	1,900	256,329
WMS Industries, Inc.(a)	6,200	310,124

		566,453

Internet & Catalog Retail (1.7%)
Blue Nile, Inc.(a)	3,000	161,970

Media (2.4%)
Morningstar, Inc.(a)	4,900	230,349

Specialty Retail (2.8%)
Gymboree Corp.(a)	5,500	270,215

Textiles, Apparel & Luxury Goods (2.5%)
Carter’s, Inc.(a)	7,400	238,428

CONSUMER STAPLES (3.1%)
Food Products (3.1%)
B&G Foods, Inc.	28,325	292,597

ENERGY (9.9%)
Energy Equipment & Services (9.9%)
CARBO Ceramics, Inc.	4,200	307,650
Dril-Quip, Inc.(a)	4,800	278,064
Oceaneering International, Inc.(a)	5,600	366,800

		952,514

FINANCIALS (2.0%)
Capital Markets (2.0%)
Janus Capital Group, Inc.	13,200	185,856

HEALTH CARE (7.2%)
Biotechnology (2.5%)
Cubist Pharmaceuticals, Inc.(a)	10,750	241,015

Health Care Providers & Services (2.9%)
BioScrip, Inc.(a)	31,000	277,140

Life Sciences Tools & Services (1.8%)
Illumina, Inc.(a)	4,200	175,854

Semi-Annual Report | April 30, 2010 (Unaudited)	21

Statement of Investments	River Oak Discovery Fund

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

INDUSTRIALS (14.8%)
Aerospace & Defense (5.5%)
Aerovironment, Inc.(a)	7,700	$ 201,586
American Science & Engineering, Inc.	3,800	285,570
Orbital Sciences Corp.(a)	2,000	36,760

		523,916

Commercial Services & Supplies (4.6%)
EnergySolutions, Inc.	30,600	221,850
EnerNOC, Inc.(a)	7,500	218,100

		439,950

Construction & Engineering (3.5%)
EMCOR Group, Inc.(a)	11,900	339,864

Electrical Equipment (0.4%)
Evergreen Solar, Inc.(a)	33,700	37,744

Industrial Conglomerates (0.8%)
Raven Industries, Inc.	2,500	75,900

INFORMATION TECHNOLOGY (34.0%)
Communications Equipment (3.7%)
F5 Networks, Inc.(a)	4,650	318,200
Viasat, Inc.(a)	1,100	38,995

		357,195

Electronic Equipment & Instruments (3.2%)
Itron, Inc.(a)	3,900	310,479

Internet Software & Services (9.0%)
MercadoLibre, Inc.(a)	7,800	393,276
NetEase.com, Inc. ADR(a)	7,400	258,038
VistaPrint N.V.(a)	4,000	206,320

		857,634

IT Services (2.9%)
Patni Computer Systems, Ltd. ADR	6,900	163,806
Yucheng Technologies, Ltd.(a)	30,000	114,600

		278,406

Semiconductors & Semiconductor Equipment (4.8%)
Formfactor, Inc.(a)	10,900	163,609
Varian Semiconductor Equipment Associates, Inc.(a)	8,850	291,519

		455,128

22	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Statement of Investments

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

Software (10.4%)
AsiaInfo Holdings, Inc.(a)	17,500	$ 497,175
Factset Research Systems, Inc.	4,400	330,968
Longtop Financial Technologies, Ltd. ADR(a)	5,000	172,050

		1,000,193

MATERIALS (2.1%)
Containers & Packaging (2.1%)
Greif, Inc. - Class A	3,400	201,212

TOTAL COMMON STOCKS
(Cost $7,239,095)		8,807,148

TOTAL INVESTMENTS - (91.9%)
(Cost $7,239,095)		$ 8,807,148

Other assets and liabilities, net - (8.1%)		781,337

NET ASSETS - (100.0%)		$ 9,588,485

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Semi-Annual Report | April 30, 2010 (Unaudited)	23

Statement of Investments	Red Oak Technology Select Fund

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (100.0%)
CONSUMER DISCRETIONARY (6.7%)
Internet & Catalog Retail (6.7%)
Amazon.com, Inc.(a)	23,900	$ 3,275,734
Blue Nile, Inc.(a)	23,506	1,269,089

		4,544,823

INDUSTRIALS (3.7%)
Aerospace & Defense (3.7%)
Northrop Grumman Corp.	37,000	2,509,710

INFORMATION TECHNOLOGY (87.0%)
Communications Equipment (1.6%)
Cisco Systems, Inc.(a)	40,000	1,076,800

Computers & Peripherals (22.5%)
Apple, Inc.(a)	10,500	2,741,760
EMC Corp.(a)	94,000	1,786,940
International Business Machines Corp.	22,900	2,954,100
Lexmark International, Inc. - Class A(a)	64,000	2,371,200
Seagate Technology(a)	109,000	2,002,330
Western Digital Corp.(a)	85,500	3,513,195

		15,369,525

Internet Software & Services (18.2%)
Akamai Technologies, Inc.(a)	87,000	3,378,210
eBay, Inc.(a)	103,000	2,452,430
Google, Inc. - Class A(a)	6,200	3,257,728
IAC/InterActive Corp.(a)	84,000	1,883,280
Yahoo!, Inc.(a)	88,100	1,456,293

		12,427,941

IT Services (9.6%)
Accenture PLC - Class A	84,200	3,674,488
Computer Sciences Corp.(a)	55,000	2,881,450

		6,555,938

Semiconductors & Semiconductor Equipment (20.5%)
Broadcom Corp. - Class A	30,700	1,058,843
Integrated Device Technology, Inc.(a)	188,000	1,242,680
KLA-Tencor Corp.	70,000	2,384,200
Marvell Technology Group, Ltd.(a)	34,500	712,425
National Semiconductor Corp.	110,000	1,625,800
Novellus Systems, Inc.(a)	51,000	1,336,200
Sigma Designs, Inc.(a)	115,000	1,363,900
Texas Instruments, Inc.	58,000	1,508,580
Xilinx, Inc.	109,000	2,810,020

		14,042,648

24	1-888-462-5386 | www.oakfunds.com

Red Oak Technology Select Fund	Statement of Investments

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

Software (14.6%)
CA, Inc.	112,000	$ 2,554,720
Check Point Software Technologies(a)	80,000	2,849,600
Symantec Corp.(a)	129,000	2,163,330
Synopsys, Inc.(a)	107,000	2,429,970

		9,997,620

TELECOMMUNICATION SERVICES (2.6%)
Wireless Telecommunication Services (2.6%)
Sprint Nextel Corp.(a)	423,000	1,797,750

TOTAL COMMON STOCKS
(Cost $52,696,676)		68,322,755

TOTAL INVESTMENTS - (100.0%)
(Cost $52,696,676)		$ 68,322,755

Other assets and liabilities, net - (0.0%)(b)		9,278

NET ASSETS - (100.0%)		$ 68,332,033

(a) Non-income producing security.

(b) Less Than 0.01%

Common Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

Semi-Annual Report | April 30, 2010 (Unaudited)	25

Statement of Investments	Black Oak Emerging Technology Fund

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (100.1%)
CONSUMER DISCRETIONARY (7.6%)
Hotels, Restaurants & Leisure (7.6%)
Ctrip.com International, Ltd. ADR(a)	30,850	$ 1,126,642
WMS Industries, Inc.(a)	21,600	1,080,432

		2,207 074

HEALTH CARE (8.4%)
Health Care Technology (3.4%)
Cerner Corp.(a)	11,800	1,001,938

Life Sciences Tools & Services (5.0%)
Illumina, Inc.(a)	34,500	1,444,515

INDUSTRIALS (3.2%)
Aerospace & Defense (3.2%)
American Science & Engineering, Inc.	12,500	939,375

INFORMATION TECHNOLOGY (80.9%)
Communications Equipment (9.0%)
F5 Networks, Inc.(a)	20,300	1,389,129
Qualcomm, Inc.	31,750	1,229,995

		2,619,124

Computers & Peripherals (6.1%)
Apple, Inc.(a)	6,800	1,775,616

Electronic Equipment & Instruments (12.2%)
Corning, Inc.	51,400	989,450
Dolby Laboratories, Inc. - Class A(a)	19,300	1,326,296
Itron, Inc.(a)	15,800	1,257,838

		3,573,584

Internet Software & Services (11.5%)
MercadoLibre, Inc.(a)	35,700	1,799,994
NetEase.com, Inc. ADR(a)	29,100	1,014,717
Sohu.com, Inc.(a)	11,050	532,058

		3,346,769

IT Services (10.3%)
Cognizant Technology Solutions Corp. - Class A(a)	37,450	1,916,691
Wipro, Ltd. ADR	32,000	718,720
Yucheng Technologies, Ltd ..(a)	96,400	368,248

		3,003,659

26	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Statement of Investments

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment (6.2%)
NVIDIA Corp.(a)	58,350	$917,262
Varian Semiconductor Equipment Associates, Inc.(a)	27,300	899,262

		1,816,524

Software (25.6%)
Activision Blizzard, Inc.	51,100	566,188
ANSYS, Inc.(a)	24,200	1,089,000
AsiaInfo Holdings, Inc.(a)	52,000	1,477,320
Citrix Systems, Inc.(a)	23,300	1,095,100
Longtop Financial Technologies, Ltd. ADR(a)	24,400	839,604
Red Hat, Inc.(a)	30,000	896,100
Salesforce.com, Inc.(a)	17,750	1,519,400

		7,482,712

TOTAL COMMON STOCKS
(Cost $18,883,332)		29,210,890

TOTAL INVESTMENTS - (100.1%)
(Cost $18,883,332)		$29,210,890

Other assets and liabilities, net - (-0.1%)		(29,669)

NET ASSETS - (100.0%)		$29,181,221

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt

Ltd. - Limited

Semi-Annual Report | April 30, 2010 (Unaudited)	27

Statement of Investments	Live Oak Health Sciences Fund

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (95.0%)
HEALTH CARE (95.0%)
Biotechnology (10.5%)
Amgen, Inc.(a)	16,800	$963,648
Biogen Idec, Inc.(a)	14,600	777,450
Genzyme Corp.(a)	6,500	346,060

		2,087,158

Health Care Equipment & Supplies (7.1%)
Boston Scientific Corp.(a)	33,000	227,040
CareFusion Corp.(a)	21,200	584,696
Medtronic, Inc.	13,500	589,815

		1,401,551

Health Care Providers & Services (29.6%)
AmerisourceBergen Corp.	42,800	1,320,380
Cardinal Health, Inc.	19,500	676,455
Centene Corp.(a)	19,200	439,680
inVentiv Health, Inc.(a)	15,000	345,450
McKesson Corp.	10,200	661,062
Molina Healthcare, Inc.(a)	18,750	546,937
PharMerica Corp.(a)	40,442	780,531
UnitedHealth Group, Inc.	17,800	539,518
WellPoint, Inc.(a)	10,300	554,140

		5,864,153

Life Sciences Tools & Services (7.4%)
Affymetrix, Inc.(a)	16,000	111,040
Techne Corp.	6,500	430,625
Waters Corp.(a)	13,000	935,870

		1,477,535

Pharmaceuticals (40.4%)
AstraZeneca PLC ADR	16,800	743,064
Corcept Therapeutics, Inc.(a)	45,444	153,601
Eli Lilly & Co.	18,000	629,460
GlaxoSmithKline PLC ADR	20,100	749,529
Johnson & Johnson	12,100	778,030
King Pharmaceuticals, Inc.(a)	45,000	441,000
Medicis Pharmaceutical Corp. - Class A	10,400	263,952
Novartis AG ADR	14,900	757,665
Par Pharmaceutical Cos., Inc.(a)	23,000	624,220
Pfizer, Inc.	38,000	635,360
Sanofi-Aventis ADR	22,000	750,420
Teva Pharmaceutical Industries, Ltd. ADR	13,500	792,855
Watson Pharmaceuticals, Inc.(a)	16,100	689,402

		8,008,558

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Live Oak Health Sciences Fund	Statement of Investments

As of April 30, 2010 (Unaudited)

Security Description	Shares	Value

TOTAL COMMON STOCKS
(Cost $15,140,517)		$18,838,955

	Principal Amount

REPURCHASE AGREEMENTS (5.2%)
Tri-Party Repurchase Agreement with Morgan Stanley Co., 0.080%, dated 04/30/10 and maturing 05/03/10 with a repurchase amount of $1,034,717, collateralized by U.S. Government & Agency Securities with a collateral value of $1,055,406.	$1,034,710	1,034,710

TOTAL REPURCHASE AGREEMENTS
(Cost $1,034,710)		1,034,710

TOTAL INVESTMENTS - (100.2%)
(Cost $16,175,227)		$19,873,665

Other assets and liabilities, net - (-0.2%)		(32,637)

NET ASSETS - (100.0%)		$19,841,028

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. - Limited

PLC - Public Limited Company

Semi-Annual Report | April 30, 2010 (Unaudited)	29

Statement of Assets and Liabilities

As of April 30, 2010 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund

Investments at cost	$233,506,596	$103,669,639
Repurchase agreements at cost	1,211,847	–

ASSETS:
Investment at market value	$320,328,688	$132,036,310
Repurchase agreements at market value	1,211,847	–
Cash	–	69,260
Receivable for capital shares sold	220,458	128,754
Receivable for investment securities sold	10,734,442	123,497
Dividends and interest receivable	3	253,189
Prepaid expenses	77,803	25,666

Total Assets	332,573,241	132,636,676

LIABILITIES:
Payable for fund shares redeemed	241,890	454,935
Investment advisory fees payable	194,291	64,255
Administration fees payable	30,408	12,279
Trustees’ fees payable	24,889	11,811
Payable for investment securities purchased	–	–
Other accrued expenses	299,139	104,073

Total Liabilities	790,617	647,353

Total Net Assets	$331,782,624	$131,989,323

NET ASSETS:
Paid-in capital (unlimited authorization — no par value)	$2,241,792,355	$817,375,720
Undistributed net investment income (loss)	(1,225,535)	304,880
Accumulated net realized gain (loss) on investments	(1,995,606,288)	(714,057,948)
Net unrealized appreciation on investments	86,822,092	28,366,671

Total Net Assets	$331,782,624	$131,989,323

PORTFOLIO SHARES:
Net assets	$331,782,624	$131,989,323
Total shares outstanding at end of year	9,359,097	4,891,955
Net asset value, offering and redemption price per share (net assets shares outstanding)	$35.45	$26.98

The accompanying notes are an integral part of the financial statements.

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Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$5,171,435	$7,239,095	$52,696,676	$18,883,332	$15,140,517
–	–	–	–	1,034,710

$6,285,315	$8,807,148	$68,322,755	$29,210,889	$18,838,955
–	–	–	–	1,034,710
318,159	365,100	7,702	38,255	–
–	6,050	4,094	3,255	210
114,833	431,960	128,153	–	–
1,129	756	38,535	–	2
1,261	1,783	17,517	9,060	3,861

6,720,697	9,612,797	68,518,756	29,261,459	19,877,738

–	3,511	54,305	8,117	–
2,670	4,721	30,487	10,327	10,953
555	821	6,100	2,695	1,736
452	770	5,360	2,803	1,395
336,393	–	–	–	–
12,259	14,489	90,471	56,296	22,626

352,329	24,312	186,723	80,238	36,710

$6,368,368	$9,588,485	$68,332,033	$29,181,221	$19,841,028

$5,679,020	$8,179,867	$1,105,274,485	$248,691,717	$15,779,036

(17,165)	(52,794)	(298,910)	(202,830)	2,729
(407,367)	(106,641)	(1,052,269,621)	(229,635,223)	360,825
1,113,880	1,568,053	15,626,079	10,327,557	3,698,438

$6,368,368	$9,588,485	$68,332,033	$29,181,221	$19,841,028

$6,368,368	$9,588,485	$68,332,033	$29,181,221	$19,841,028
615,450	767,229	8,233,657	11,039,970	1,598,216

$10.35	$12.50	$8.30	$2.64	$12.41

Semi-Annual Report | April 30, 2010 (Unaudited)	31

Statement of Operations

For the Six Months Ended April 30, 2010 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
INVESTMENT INCOME:
Dividends	$931,857	$1,209,620
Interest	268	1,807
Less: Foreign withholding tax	(13,352)	–
Total Investment Income	918,773	1,211,427
EXPENSES:
Investment advisory fees	1,269,293	492,460
Administration fees	185,187	71,516
Trustees’ fees	65,136	24,341
Transfer agent fees	563,188	200,676
Professional fees	100,558	41,888
Registration fees	52,634	11,424
Printing fees	23,531	10,751
Custodian fees	10,967	4,188
Insurance and other fees	51,790	10,866
Total Expenses	2,322,284	868,110
Less: Investment advisory fees waived	(178,209)	(36,251)
Net Expenses	2,144,075	831,859
Net Investment Income (Loss)	(1,225,302)	379,568
Net realized gain on securities sold	21,731,357	10,294,457
Net change in unrealized appreciation (depreciation) of investment securities	20,681,681	11,677,576
Net Realized and Unrealized Gain on Investments	42,413,038	21,972,033
Net Increase in Net Assets Resulting From Operations	$41,187,736	$22,351,601

The accompanying notes are an integral part of the financial statements.

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Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$21,412	$9,836	$209,061	$33,932	$134,795
–	17	186	72	80
(212)	(122)	–	(702)	(4,128)
21,200	9,731	209,247	33,302	130,747

22,712	41,661	278,645	129,435	70,173
3,311	4,979	40,644	19,042	10,227
1,151	1,717	14,853	7,501	3,528
8,518	11,064	192,812	111,098	29,140
9,303	10,058	29,750	18,054	12,735
902	1,007	10,368	5,085	2,802
367	720	4,502	–	1,285
194	294	2,498	1,265	593
933	1,236	9,895	4,878	2,880
47,391	72,736	583,967	296,358	133,363
(9,026)	(10,245)	(75,628)	(60,226)	(5,312)
38,365	62,491	508,339	236,132	128,051
(17,165)	(52,760)	(299,092)	(202,830)	2,696
571,840	876,975	6,583,485	2,824,272	360,940

234,025	354,702	5,562,185	3,564,568	2,357,150
805,865	1,231,677	12,145,670	6,388,840	2,718,090

$788,700	$1,178,917	$11,846,578	$6,186,010	$2,720,786

Semi-Annual Report | April 30, 2010 (Unaudited)	33

Statement of Changes in Net Assets

	White Oak Select Growth Fund		Pin Oak Equity Fund

	For The Six Months Ended April 30, 2010 (Unaudited)	For The Year Ended October 31, 2009	For The Six Months Ended April 30, 2010 (Unaudited)	For The Year Ended October 31, 2009
INVESTMENT ACTIVITIES:
Net investment income (loss)	$(1,225,302)	$(1,877,318)	$379,568	$(321,611)
Net realized gain (loss) on securities sold	21,731,357	(8,491,443)	10,294,457	72,703
Net unrealized appreciation (depreciation) of investment securities	20,681,681	96,060,411	11,677,576	20,930,095
Net Increase (Decrease) in Net Assets Resulting from Operations	41,187,736	85,691,650	22,351,601	20,681,187
DISTRIBUTIONS TO SHAREHOLDERS:
Net income	–	–	(74,687)	–
Realized capital gains	–	–	–	–
Total Distributions	–	–	(74,687)	–
CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	24,824,173	122,945,500	38,978,927	75,230,262
Shares issued in lieu of cash distributions	–	–	71,208	–
Shares redeemed	(53,587,786)	(105,140,649)	(47,869,679)	(13,577,496)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(28,763,613)	17,804,851	(8,819,544)	61,652,766
Total Increase (Decrease) in Net Assets	12,424,123	103,496,501	13,457,370	82,333,953
NET ASSETS:
Beginning of Period	319,358,501	215,862,000	118,531,953	36,198,000
End of Period	$331,782,624	$319,358,501	$131,989,323	$118,531,953

Including accumulated net investment income (loss)	$(1,225,535)	$(233)	$304,880	$(1)

SHARES ISSUED AND REDEEMED:
Issued	724,381	5,058,462	1,514,328	3,587,734
Issued in lieu of cash distributions	–	–	2,819	–
Redeemed	(1,522,475)	(3,938,184)	(1,836,807)	(699,758)
Net Increase (Decrease) in Share Transactions	(798,094)	1,120,278	(319,660)	2,887,976

The accompanying notes are an integral part of the financial statements.

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Rock Oak Core Growth Fund		River Oak Discovery Fund		Red Oak Technology Select Fund
For The Six Months Ended April 30, 2010 (Unaudited)	For The Year Ended October 31, 2009	For The Six Months Ended April 30, 2010 (Unaudited)	For The Year Ended October 31, 2009	For The Six Months Ended April 30, 2010 (Unaudited)	For The Year Ended October 31, 2009

$(17,165)	$(25,760)	$(52,760)	$(51,522)	$(299,092)	$(289,711)
571,840	(783,207)	876,975	(868,499)	6,583,485	(4,423,023)
234,025	1,834,855	354,702	2,579,351	5,562,185	24,484,894
788,700	1,025,888	1,178,917	1,659,330	11,846,578	19,772,160

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–

457,370	618,919	1,207,275	2,933,231	7,088,646	18,671,976
–	–	–	–	–	–
(676,009)	(417,500)	(1,044,121)	(514,147)	(24,113,969)	(9,012,358)
(218,639)	201,419	163,154	2,419,084	(17,025,323)	9,659,618
570,061	1,227,307	1,342,071	4,078,414	(5,178,745)	29,431,778

5,798,307	4,571,000	8,246,414	4,168,000	73,510,778	44,079,000
$6,368,368	$5,798,307	$9,588,485	$8,246,414	$68,332,033	$73,510,778

$(17,165)	$–	$(52,794)	$(34)	$(298,910)	$182

45,005	67,508	100,731	277,185	916,220	3,024,664
–	–	–	–	–	–
(67,478)	(57,821)	(86,260)	(54,447)	(3,127,742)	(1,530,910)
(22,473)	9,687	14,471	222,738	(2,211,522)	1,493,754

Semi-Annual Report | April 30, 2010 (Unaudited)	35

Statement of Changes in Net Assets

	Black Oak Emerging Technology Fund		Live Oak Health Sciences Fund

	For The Six Months Ended April 30, 2010 (Unaudited)	For The Year Ended October 31, 2009	For The Six Months Ended April 30, 2010 (Unaudited)	For The Year Ended October 31, 2009
INVESTMENT ACTIVITIES:
Net investment income (loss)	$(202,830)	$(292,892)	$2,696	$(11,894)
Net realized gain (loss) on securities sold	2,824,272	(4,425,500)	360,940	624,104
Net unrealized appreciation (depreciation) of investment securities	3,564,568	12,560,989	2,357,150	1,562,288
Net Increase (Decrease) in Net Assets Resulting from Operations	6,186,010	7,842,597	2,720,786	2,174,498

DISTRIBUTIONS TO SHAREHOLDERS:
Net income	–	–	–	–
Realized capital gains	–	–	(593,292)	–
Total Distributions	–	–	(593,292)	–

CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	1,953,278	15,554,602	2,797,824	1,558,636
Shares issued in lieu of cash distributions	–	–	581,370	–
Shares redeemed	(16,554,671)	(5,278,595)	(1,915,194)	(1,496,600)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,601,393)	10,276,007	1,464,000	62,036
Total Increase (Decrease) in Net Assets	(8,415,383)	18,118,604	3,591,494	2,236,534
NET ASSETS:
Beginning of Period	37,596,604	19,478,000	16,249,534	14,013,000
End of Period	$29,181,221	$37,596,604	$19,841,028	$16,249,534

Including accumulated net investment income (loss)	$(202,830)	$–	$2,729	$33

SHARES ISSUED AND REDEEMED:
Issued	785,017	8,061,151	229,554	152,885
Issued in lieu of cash distributions	–	–	49,478	–
Redeemed	(6,943,908)	(2,812,369)	(157,638)	(154,741)
Net Increase (Decrease) in Share Transactions	(6,158,891)	5,248,782	121,394	(1,856)

The accompanying notes are an integral part of the financial statements.

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OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

Financial Highlights

For a share outstanding throughout the years or periods ended

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
WHITE OAK SELECT GROWTH FUND
Net Asset Value Beginning of Period	$31.44		$23.89
Income (Loss) From Operations
Net Investment Income (Loss)(a)	(0.12)		(0.18)
Realized and Unrealized Gain or (Losses) in Securities(a)	4.13		7.73
Total From Operations	4.01		7.55

Less Distributions:
Dividends from Net Investment Income	–		–
Distributions from Capital Gains	–		–
Total Dividends and Distributions	–		–
Net Asset Value End of Period	$35.45		$31.44

Total Return(d)	12.75%	(e)	31.60%
Net Assets End of Period (000)	$331,783		$319,359

Ratio of Expenses to Average Net Assets	1.25%	(f)	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.71)%	(f)	(0.70)%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.25%	(f)	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.35%	(f)	1.51%
Portfolio Turnover Rate	6%		31%

(a)	Per share calculations were performed using average shares for the period.
(b)	Net investment income per share and the net investment income ratio include $0.13 and 0.40%, respectively, resulting from a special dividend from Microsoft in November 2004.
(c)

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investment for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(d)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(e)	Not Annualized.
(f)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005

$39.49	$31.91	$31.35	$31.41

(0.23)	(0.12)	(0.13)	0.01 (b)
(15.37)	7.70	0.71	(0.07) (C)

(15.60)	7.58	0.58	(0.06)

–	–	(0.02)	–
–	–	–	–

–	–	(0.02)	–

$23.89	$39.49	$31.91	$31.35

(39.50)%	23.75%	1.85%	(0.19)%
$215,862	$439,978	$538,516	$878,709

1.25%	1.25%	1.19%	1.14%
(0.70)%	(0.34)%	(0.42)%	0.04% (b)
1.25%	1.25%	1.20%	1.14%
1.41%	1.28%	1.20%	1.14%
25%	29%	52%	36%

Semi-Annual Report | April 30, 2010 (Unaudited)	39

Financial Highlights

For a share outstanding throughout the years or periods ended

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
PIN OAK EQUITY FUND
Net Asset Value Beginning of Period	$22.74	$15.58
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.07	(0.11)
Realized and Unrealized Gain or (Losses) in Securities(a)	4.18	7.27
Total From Operations	4.25	7.16

Less Distributions:
Dividends from Net Investment Income	(0.01)	–
Distributions from Capital Gains	–	–
Total Dividends and Distributions	(0.01)	–
Net Asset Value End of Period	$26.98	$22.74

Total Return(b)	18.71% (c)	45.96%
Net Assets End of Period (000)	$131,989	$118,532

Ratio of Expenses to Average Net Assets	1.25% (d)	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.57% (d)	(0.58)%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.25% (d)	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.30% (d)	1.60%
Portfolio Turnover Rate	21%	16%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not Annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005

$27.46	$21.18	$21.13	$19.02

(0.08)	(0.12)	(0.16)	(0.16)
(11.80)	6.40	0.21	2.27

(11.88)	6.28	0.05	2.11

–	–	–	–
–	–	–	–

–	–	–	–

$15.58	$27.46	$21.18	$21.13

(43.26)%	29.65%	0.24%	11.09%
$36,198	$90,901	$92,549	$139,379

1.25%	1.25%	1.21%	1.15%
(0.34)%	(0.50)%	(0.74)%	(0.78)%
1.25%	1.25%	1.21%	1.15%
1.51%	1.35%	1.27%	1.22%
38%	18%	20%	28%

Semi-Annual Report | April 30, 2010 (Unaudited)	41

Financial Highlights

For a share outstanding throughout the years or periods ended

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
ROCK OAK CORE GROWTH FUND
Net Asset Value Beginning of Period	$9.09	$7.28
Income (Loss) From Operations
Net Investment Loss(b)	(0.03)	(0.04)
Realized and Unrealized Gain or (Losses) in Securities(b)	1.29	1.85
Total From Operations	1.26	1.81

Less Distributions:
Dividends from Net Investment Income	–	–
Distributions from Capital Gains	–	–
Total Dividends and Distributions	–	–
Net Asset Value End of Period	$10.35	$9.09

Total Return(c)	13.86% (d)	24.86%
Net Assets End of Period (000)	$6,368	$5,798

Ratio of Expenses to Average Net Assets	1.25% (e)	1.25%
Ratio of Net Investment Loss to Average Net Assets	(0.56)% (e)	(0.56)%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.25% (e)	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.54% (e)	1.82%
Portfolio Turnover Rate	30%	45%

(a)	The Rock Oak Core Growth Fund commenced operations on December 31, 2004.
(b)	Per share calculations were performed using average shares for the period.
(c)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(d)	Not Annualized.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006	Period Ended October 31, 2005(a)

$13.45	$10.68	$10.10	$10.00

(0.06)	(0.07)	(0.06)	(0.05)
(5.54)	2.84	0.64	0.15

(5.60)	2.77	0.58	0.10

–	–	–	–
(0.57)	–	–	–

(0.57)	–	–	–

$7.28	$13.45	$10.68	$10.10

(43.43)%	25.94%	5.74%	1.00% (d)
$4,571	$8,389	$9,688	$10,560

1.25%	1.25%	1.22%	1.15% (e)
(0.53)%	(0.57)%	(0.54)%	(0.67)% (e)
1.25%	1.25%	1.22%	1.15% (e)
1.56%	1.46%	1.44%	1.89% (e)
92%	86%	88%	45%

Semi-Annual Report | April 30, 2010 (Unaudited)	43

Financial Highlights

For a share outstanding throughout the years or periods ended

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
RIVER OAK DISCOVERY FUND
Net Asset Value Beginning of Period	$10.96	$7.86
Income (Loss) From Operations
Net Investment Loss(b)	(0.07)	(0.09)
Realized and Unrealized Gain or (Losses) in Securities(b)	1.61	3.19
Total From Operations	1.54	3.10

Less Distributions:
Dividends from Net Investment Income	–	–
Distributions from Capital Gains	–	–
Total Dividends and Distributions	–	–
Net Asset Value End of Period	$12.50	$10.96

Total Return(c)	14.05% (d)	39.44%
Net Assets End of Period (000)	$9,588	$8,247

Ratio of Expenses to Average Net Assets	1.35% (e)	1.35%
Ratio of Net Investment Loss to Average Net Assets	(1.14)% (e)	(1.03)%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.35% (e)	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.57% (e)	1.92%
Portfolio Turnover Rate	25%	67%

(a)	The River Oak Discovery Fund commenced operations on June 30, 2005.
(b)	Per share calculations were performed using average shares for the period.
(c)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(d)	Not Annualized.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006	Period Ended October 31, 2005(a)

$14.80	$11.56	$10.10	$10.00

(0.08)	(0.12)	(0.09)	(0.03)
(6.46)	3.36	1.55	0.13
(6.54)	3.24	1.46	0.10

–	–	–	–
(0.40)	–	–	–
(0.40)	–	–	–
$7.86	$14.80	$11.56	$10.10

(45.31)%	28.03%	14.46%	1.00% (d)
$4,168	$7,823	$5,943	$3,063

1.35%	1.35%	1.35%	1.35% (e)
(0.68)%	(0.92)%	(0.81)%	(0.79)% (e)
1.35%	1.35%	1.35%	1.35% (e)
1.76%	1.72%	2.74%	4.05% (e)
145%	148%	72%	16%

Semi-Annual Report | April 30, 2010 (Unaudited)	45

Financial Highlights

For a share outstanding throughout the years or periods ended

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
RED OAK TECHNOLOGY SELECT FUND
Net Asset Value Beginning of Period	$7.04	$4.92
Income (Loss) From Operations
Net Investment Loss(a)	(0.03)	(0.03)
Realized and Unrealized Gain or (Losses) in Securities(a)	1.29	2.15
Total From Operations	1.26	2.12

Less Distributions:
Dividends from Net Investment Income	–	–
Distributions from Capital Gains	–	–
Total Dividends and Distributions	–	–
Net Asset Value End of Period	$8.30	$7.04

Total Return(c)	17.90% (d)	43.09%
Net Assets End of Period (000)	$68,332	$73,511

Ratio of Expenses to Average Net Assets	1.35% (e)	1.35%
Ratio of Net Investment Loss to Average Net Assets	(0.79)% (e)	(0.56)%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.35% (e)	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.55% (e)	1.82%
Portfolio Turnover Rate	20%	30%

(a)	Per share calculations were performed using average shares for the period.
(b)	Net investment income per share and the net investment income ratio include $0.03 and 0.51%, respectively, resulting from a special dividend from Microsoft in November 2004.
(c)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(d)	Not Annualized.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005

$8.75	$6.90	$6.55	$6.30

(0.06)	(0.03)	(0.06)	(0.03) (b)
(3.77)	1.88	0.41	0.28
(3.83)	1.85	0.35	0.25

–	–	–	–
–	–	–	–
–	–	–	–
$4.92	$8.75	$6.90	$6.55

(43.77)%	26.81%	5.34%	3.97%
$44,079	$115,005	$116,449	$160,881

1.35%	1.35%	1.27%	1.15%
(0.80)%	(0.40)%	(0.89)%	(0.50)% (b)
1.35%	1.35%	1.27%	1.15%
1.58%	1.40%	1.34%	1.27%
17%	11%	93%	40%

Semi-Annual Report | April 30, 2010 (Unaudited)	47

Financial Highlights

For a share outstanding throughout the years or periods ended

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
BLACK OAK EMERGING TECHNOLOGY FUND
Net Asset Value Beginning of Period	$2.19	$1.63
Income (Loss) From Operations
Net Investment Loss(a)	(0.01)	(0.02)
Realized and Unrealized Gain or (Losses) in Securities(a)	0.46	0.58
Total From Operations	0.45	0.56

Less Distributions:
Dividends from Net Investment Income	–	–
Distributions from Capital Gains	–	–
Total Dividends and Distributions	–	–
Net Asset Value End of Period	$2.64	$2.19

Total Return(c)	20.55% (d)	34.36%
Net Assets End of Period (000)	$29,181	$37,596

Ratio of Expenses to Average Net Assets	1.35% (e)	1.35%
Ratio of Net Investment Loss to Average Net Assets	(1.16)% (e)	(1.15)%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.35% (e)	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.69% (e)	1.93%
Portfolio Turnover Rate	11%	49%

(a)	Per share calculations were performed using average shares for the period.
(b)

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investment for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(c)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(d)	Not Annualized.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005

$2.94	$2.21	$2.05	$2.08

(0.02)	(0.03)	(0.02)	(0.02) (b)
(1.29)	0.76	0.18	(0.01)

(1.31)	0.73	0.16	(0.03)

–	–	–	–
–	–	–	–

–	–	–	–

$1.63	$2.94	$2.21	$2.05

(44.56)%	33.03%	7.80%	(1.44)%
$19,478	$39,810	$39,617	$48,901

1.35%	1.35%	1.28%	1.15%
(0.94)%	(1.04)%	(1.13)%	(1.13)%
1.35%	1.35%	1.28%	1.15%
1.76%	1.62%	1.53%	1.41%
79%	76%	97%	30%

Semi-Annual Report | April 30, 2010 (Unaudited)	49

Financial Highlights

For a share outstanding throughout the years or periods ended

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009

LIVE OAK HEALTH SCIENCES FUND
Net Asset Value Beginning of Period	$11.00	$9.48
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.00 (b)	(0.01)
Realized and Unrealized Gain or (Losses) in Securities(a)	1.81	1.53

Total From Operations	1.81	1.52

Less Distributions:
Dividends from Net Investment Income	–	–
Distributions from Capital Gains	(0.40)	–

Total Dividends and Distributions	(0.40)	–

Net Asset Value End of Period	$12.41	$11.00

Total Return(c)	16.62% (d)	16.03%
Net Assets End of Period (000)	$19,841	$16,249

Ratio of Expenses to Average Net Assets	1.35% (e)	1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.03% (e)	(0.08)%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.35% (e)	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.41% (e)	1.61%
Portfolio Turnover Rate	14%	31%

(a)	Per share calculations were performed using average shares for the period.
(b)	Less than $0.005 per share.
(c)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(d)	Not Annualized.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005

$12.41	$11.18	$11.66	$9.44

(0.04)	(0.01)	(0.07)	(0.07)

(2.89)	1.24	(0.41)	2.29

(2.93)	1.23	(0.48)	2.22

–	–	–	–
–	–	–	–

–	–	–	–

$9.48	$12.41	$11.18	$11.66

(23.61)%	11.00%	(4.12)%	23.52%
$14,013	$21,354	$25,263	$36,304

1.35%	1.35%	1.21%	1.15%
(0.36)%	(0.11)%	(0.59)%	(0.66)%
1.35%	1.35%	1.21%	1.15%
1.52%	1.37%	1.23%	1.22%
25%	28%	57%	16%

Semi-Annual Report | April 30, 2010 (Unaudited)	51

Notes to Financial Statements

As of April 30, 2010 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”) is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Equity Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as “Funds” and individually referred to as a “Fund”). The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation—Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

Securities for which market prices are not “readily available” (of which there were none as of April 30, 2010) are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income—Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

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Notes to Financial Statements

As of April 30, 2010 (Unaudited)

Expenses—Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Repurchase Agreements—The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Dividends and Distributions to Shareholders—Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1:	quoted prices in active markets for identical securities

Level 2:	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3:	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Funds investments as of April 30, 2010.

	Level 1	Level 2	Level 3	Total

WHITE OAK SELECT GROWTH FUND

Common Stocks	$320,328,688	$–	$–	$320,328,688

Repurchase Agreements	–	1,211,847	–	1,211,847

Total	$320,328,688	$1,211,847	$–	$321,540,535

Semi-Annual Report | April 30, 2010 (Unaudited)	53

Notes to Financial Statements

As of April 30, 2010 (Unaudited)

	Level 1	Level 2	Level 3	Total

PIN OAK EQUITY FUND

Common Stocks	$132,036,310	$–	$–	$132,036,310

Total	$132,036,310	$–	$–	$132,036,310

ROCK OAK CORE GROWTH FUND

Common Stocks	$6,285,315	$–	$–	$6,285,315

Total	$6,285,315	$–	$–	$6,285,315

RIVER OAK DISCOVER FUND

Common Stocks	$8,807,148	$–	$–	$8,807,148

Total	$8,807,148	$–	$–	$8,807,148

RED OAK TECHNOLOGY SELECT FUND

Common Stocks	$68,322,755	$–	$–	$68,322,755

Total	$68,322,755	$–	$–	$68,322,755

BLACK OAK EMERGING TECHNOLOGY FUND

Common Stocks	$29,210,890	$–	$–	$29,210,890

Total	$29,210,890	$–	$–	$29,210,890

LIVE OAK HEALTH SCIENCES FUND

Common Stocks	$18,838,955	$–	$–	$18,838,955

Repurchase Agreements	–	1,034,710	–	1,034,710

Total	$18,838,955	$1,034,710	$–	$19,873,665

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Statements of Investments.

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of Oak Associates, ltd., SEI Investments Global Funds Services (the “Administrator”) and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.

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Notes to Financial Statements

As of April 30, 2010 (Unaudited)

5. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement dated February 27, 1998, last amended May 2, 2007, under which the Administrator provides management and administration services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $2.5 billion, 0.03% on the next $2.5 billion, 0.02% on the next $5 billion, and 0.015% of such assets in excess of $10 billion. There is a minimum annual administration fee of $665,000 for the Trust.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under an Agency Agreement with the Trust dated February 27, 1998. During the period ended April 30, 2010, the following Funds reimbursed Oak Associates, ltd. (the “Adviser”) for amounts paid to third parties that provide sub-transfer agency and other administration services relating to the Funds:

Amount

White Oak Select Growth Fund	$262,280

Pin Oak Equity Fund	90,889

Rock Oak Core Growth Fund	901

River Oak Discovery Fund	2,350

Red Oak Technology Select Fund	46,876

Black Oak Emerging Technology Fund	27,815

Live Oak Health Sciences Fund	5,136

The Trust and the Distributor are parties to an Amended and Restated Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.

6. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and the Adviser are parties to an Investment Advisory Agreement dated February 27, 1998, as last amended May 4, 2005, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. Effective February 28, 2008, the Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Equity Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for a period of one year. Effective March 1, 2009 the Adviser has contractually agreed to continue this arrangement for a period of one year. U.S. Bank N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Semi-Annual Report | April 30, 2010 (Unaudited)	55

Notes to Financial Statements

As of April 30, 2010 (Unaudited)

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2010, were as follows:

	Purchases	Sales

White Oak Select Growth Fund	$19,092,336	$57,362,308

Pin Oak Equity Fund	29,126,031	25,719,298

Rock Oak Core Growth Fund	1,751,174	1,880,455

River Oak Discovery Fund	2,124,058	2,525,767

Red Oak Technology Select Fund	14,743,629	30,975,073

Black Oak Emerging Technology Fund	3,644,657	17,207,218

Live Oak Health Sciences Fund	2,475,427	2,385,999

8. FEDERAL INCOME TAXES:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of dividends and distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to the reclass of distributions on net operating losses, expiration of capital loss carryforwards, and the investment in master limited partnerships.

There were no dividends or distributions declared during the period ended April 30, 2010.

The amount and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2010.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

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Notes to Financial Statements

As of April 30, 2010 (Unaudited)

At October 31, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31,

	2010	2011	2012	2013	2014	2015	2016	2017	Total

White Oak Select Growth Fund	$712,973	$206,602	$744,256	$321,944	$–	$–	$22,546	$9,016	$2,017,337

Pin Oak Equity Fund	436,197	180,087	90,283	17,756	–	–	–	–	724,323

Rock Oak Core Growth Fund	–	–	–	–	–	–	188	783	971

River Oak Discovery Fund	–	–	–	–	–	–	50	786	836

Red Oak Technology Select Fund	726,266	293,675	34,233	–	–	–	–	4,597	1,058,771

Black Oak Emerging Technology Fund	212,845	15,085	–	–	–	–	–	4,526	232,456

At April 30, 2010, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal Tax Cost	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net

White Oak Select Growth Fund	$234,718,443	$104,448,067	$ (17,625,975)	$86,822,092

Pin Oak Equity Fund	103,677,776	32,007,297	(3,648,763)	28,358,534

Rock Oak Core Growth Fund	5,179,706	1,380,945	(275,336)	1,105,609

River Oak Discovery Fund	7,354,915	1,935,395	(483,162)	1,452,233

Red Oak Technology Select Fund	53,704,133	18,155,777	(3,537,155)	14,618,622

Black Oak Emerging Technology Fund	18,883,332	11,450,502	(1,122,945)	10,327,557

Live Oak Health Sciences Fund	16,175,227	4,818,531	(1,120,093)	3,698,438

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of April 30, 2010, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Semi-Annual Report | April 30, 2010 (Unaudited)	57

Notes to Financial Statements

As of April 30, 2010 (Unaudited)

9. CONCENTRATION OF CREDIT RISK AND OWNERSHIP

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2010, please refer to the below chart for Concentration of Ownership:

	Number of Shareholders	Percentage of Ownership

Rock Oak Core Growth	2	23%, 21%

River Oak Discovery	2	34%, 14%

Black Oak Emerging Technology	1	7%

Live Oak Health Sciences	2	14%, 7%

10. RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Fund’s financial statement disclosures. The implementation of the ASC did not have a material effect on the Company’s financial disclosures contained in this Report.

11. SUBSEQUENT EVENT

Effective May 17, 2010, ALPS Fund Services, Inc. assumed duties as Administrator and Transfer Agent and ALPS Distributors, Inc. was named distributor to the Trust.

Effective June 10, 2010, the name of the Pin Oak Aggressive Stock Fund was changed to the Pin Oak Equity Fund.

Management has evaluated whether any events or transactions occurred subsequent to April 30, 2010 through issuance date of the Funds’ financial statements, and determined that there were no other material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

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OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

By Mail

Oak Associates Funds

P.O. Box 8233

Denver, CO 80201-8233

By Telephone 1-888-462-5386 Monday through Friday, 8:00 am - 8:30 pm

On The Web www.oakfunds.com

Click on the My Oak Account section to take advantage of these features:

•	Trade Online
•	Access and Update Account Information
•	Go Paperless with e-Delivery
•	View and download account history
•	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866462-5386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by ALPS Distributors, Inc.

Item 2.   Code of Ethics.

Not applicable to semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSRS.

(b)	Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End

  Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment

  Companies and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.   Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) None.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Leslie Manna
Leslie Manna
President

Date:	July 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Leslie Manna
Leslie Manna
President and Chief Executive Officer

Date:	July 9, 2010

By	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer and Chief Financial Officer

Date:	July 9, 2010